Parametric

Volatility Risk Premium - Defensive Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 51.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)(1)	5,904	$1,383,366
Huntington Ingalls Industries, Inc.	5,536	1,175,404
L3Harris Technologies, Inc.	10,122	2,117,826
Lockheed Martin Corp.	306	116,451
Raytheon Technologies Corp.	18,120	1,508,309
TransDigm Group, Inc.(1)	199	122,134

		$6,423,490

Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	14,663	$1,610,877
United Parcel Service, Inc., Class B	1,307	266,445

		$1,877,322

Airlines — 0.3%
Alaska Air Group, Inc.(1)	26,965	$1,864,360
American Airlines Group, Inc.(1)	36,250	787,350

		$2,651,710

Auto Components — 0.1%
BorgWarner, Inc.	22,662	$1,100,920

		$1,100,920

Automobiles — 0.6%
Tesla, Inc.(1)	9,276	$6,580,765

		$6,580,765

Banks — 2.5%
Bank of America Corp.	158,096	$6,407,631
Citigroup, Inc.	49,348	3,515,551
Fifth Third Bancorp	30,206	1,224,551
Huntington Bancshares, Inc.	62,582	958,756
JPMorgan Chase & Co.	53,865	8,284,976
KeyCorp.	79,142	1,722,130
People’s United Financial, Inc.	37,337	676,920
Regions Financial Corp.	110,561	2,410,230
Wells Fargo & Co.	25,203	1,135,395

		$26,336,140

Beverages — 0.8%
Brown-Forman Corp., Class B	12,544	$956,856
Coca-Cola Co. (The)	74,651	4,029,661
PepsiCo, Inc.	25,184	3,630,526

		$8,617,043

Security	Shares	Value
Biotechnology — 0.6%
AbbVie, Inc.	38,770	$4,322,855
Amgen, Inc.	9,148	2,192,227

		$6,515,082

Building Products — 0.2%
A.O. Smith Corp.	16,936	$1,147,414
Carrier Global Corp.	20,581	896,920

		$2,044,334

Capital Markets — 1.5%
Ameriprise Financial, Inc.	9,372	$2,421,725
CME Group, Inc.	5,381	1,086,908
Goldman Sachs Group, Inc. (The)	3,160	1,101,102
Invesco, Ltd.	106,572	2,877,444
MarketAxess Holdings, Inc.	1,987	970,570
Nasdaq, Inc.	11,101	1,793,256
S&P Global, Inc.	7,673	2,995,462
State Street Corp.	24,132	2,025,881

		$15,272,348

Chemicals — 0.8%
CF Industries Holdings, Inc.	13,525	$657,721
FMC Corp.	9,977	1,179,680
Linde PLC	12,547	3,586,435
Sherwin-Williams Co. (The)	11,022	3,018,595

		$8,442,431

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	15,482	$1,645,737

		$1,645,737

Communications Equipment — 0.4%
Arista Networks, Inc.(1)	1,340	$422,328
Cisco Systems, Inc.	50,209	2,556,140
F5 Networks, Inc.(1)	7,151	1,335,521
Juniper Networks, Inc.	9,325	236,762

		$4,550,751

Construction & Engineering — 0.1%
Quanta Services, Inc.	10,636	$1,027,863

		$1,027,863

Consumer Finance — 0.2%
Synchrony Financial	48,420	$2,117,891

		$2,117,891

Security	Shares	Value
Containers & Packaging — 0.3%
Avery Dennison Corp.	6,757	$1,447,147
Packaging Corp. of America	6,949	1,026,020
Sealed Air Corp.	14,789	730,576

		$3,203,743

Distributors — 0.1%
LKQ Corp.(1)	29,388	$1,372,714

		$1,372,714

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	36,717	$10,095,339

		$10,095,339

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	103,698	$3,257,154
Verizon Communications, Inc.	61,094	3,530,623

		$6,787,777

Electric Utilities — 1.0%
Alliant Energy Corp.	27,469	$1,542,934
Duke Energy Corp.	12,308	1,239,292
Entergy Corp.	10,957	1,197,491
Evergy, Inc.	18,306	1,171,035
FirstEnergy Corp.	16,698	633,188
NextEra Energy, Inc.	46,743	3,623,050
Southern Co. (The)	17,302	1,144,873

		$10,551,863

Electrical Equipment — 0.3%
Eaton Corp. PLC	22,638	$3,235,649

		$3,235,649

Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.	19,164	$1,149,265
TE Connectivity, Ltd.	14,943	2,009,385

		$3,158,650

Entertainment — 0.8%
Netflix, Inc.(1)	5,140	$2,639,236
Walt Disney Co. (The)(1)	28,196	5,245,020

		$7,884,256

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	7,796	$1,411,856
American Tower Corp.	8,555	2,179,557
Duke Realty Corp.	28,306	1,316,795

Security	Shares	Value
Equity Residential	26,176	$1,943,044
Extra Space Storage, Inc.	12,016	1,786,659
Healthpeak Properties, Inc.	54,054	1,856,214
Mid-America Apartment Communities, Inc.	12,456	1,959,703
Public Storage	4,722	1,327,638

		$13,781,466

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	8,245	$3,067,882
Kroger Co. (The)	23,840	871,114
Walmart, Inc.	30,428	4,257,181

		$8,196,177

Food Products — 0.4%
Campbell Soup Co.	9,799	$467,902
Conagra Brands, Inc.	39,326	1,458,601
Hormel Foods Corp.	7,639	352,922
McCormick & Co., Inc.	15,832	1,430,580

		$3,710,005

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	40,952	$4,917,516
Boston Scientific Corp.(1)	28,504	1,242,774
Cooper Cos., Inc. (The)	4,068	1,671,501
Danaher Corp.	18,205	4,622,978
DENTSPLY SIRONA, Inc.	14,142	954,726
IDEXX Laboratories, Inc.(1)	4,146	2,276,113
Intuitive Surgical, Inc.(1)	2,589	2,239,485
Medtronic PLC	31,337	4,102,640

		$22,027,733

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	8,818	$1,065,214
DaVita, Inc.(1)	13,784	1,606,249
Quest Diagnostics, Inc.	11,628	1,533,501
UnitedHealth Group, Inc.	20,771	8,283,475
Universal Health Services, Inc., Class B	6,456	958,135

		$13,446,574

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(1)	36,403	$1,017,828
Expedia Group, Inc.(1)	9,522	1,678,062
McDonald’s Corp.	13,931	3,288,830
Royal Caribbean Cruises, Ltd.(1)	6,107	531,004
Starbucks Corp.	27,818	3,184,883
Wynn Resorts, Ltd.(1)	9,982	1,281,689

		$10,982,296

Household Durables — 0.3%
Leggett & Platt, Inc.	25,899	$1,286,403
Lennar Corp., Class A	21,924	2,271,327

		$3,557,730

Security	Shares	Value
Household Products — 0.7%
Clorox Co. (The)	7,242	$1,321,665
Procter & Gamble Co. (The)	46,920	6,260,066

		$7,581,731

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	17,018	$3,795,695

		$3,795,695

Insurance — 0.8%
Arthur J. Gallagher & Co.	13,706	$1,986,685
Assurant, Inc.	7,259	1,129,500
Everest Re Group, Ltd.	3,890	1,077,336
Globe Life, Inc.	10,227	1,048,165
Progressive Corp. (The)	18,233	1,836,792
Unum Group	56,068	1,584,482

		$8,662,960

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(1)	5,064	$11,918,124
Alphabet, Inc., Class C(1)	5,349	12,891,732
Facebook, Inc., Class A(1)	40,913	13,299,998

		$38,109,854

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	7,059	$24,476,518
eBay, Inc.	14,642	816,877

		$25,293,395

IT Services — 2.5%
Accenture PLC, Class A	14,230	$4,126,273
Global Payments, Inc.	6,534	1,402,392
International Business Machines Corp.	5,853	830,424
Mastercard, Inc., Class A	15,892	6,071,698
PayPal Holdings, Inc.(1)	23,455	6,152,012
Visa, Inc., Class A	31,981	7,469,482
Western Union Co. (The)	18,440	475,014

		$26,527,295

Life Sciences Tools & Services — 0.9%
IQVIA Holdings, Inc.(1)	10,609	$2,489,826
Thermo Fisher Scientific, Inc.	10,530	4,951,522
Waters Corp.(1)	5,610	1,682,271

		$9,123,619

Security	Shares	Value
Machinery — 0.8%
Flowserve Corp.	18,592	$736,987
IDEX Corp.	7,570	1,697,194
PACCAR, Inc.	20,593	1,850,899
Stanley Black & Decker, Inc.	9,139	1,889,671
Westinghouse Air Brake Technologies Corp.	19,917	1,634,588

		$7,809,339

Media — 0.7%
Comcast Corp., Class A	63,545	$3,568,052
Discovery, Inc., Class A(1)(2)	25,749	969,707
DISH Network Corp., Class A(1)	13,205	591,452
Fox Corp., Class B	9,291	338,006
ViacomCBS, Inc., Class B	40,688	1,669,022

		$7,136,239

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	82,671	$3,117,523

		$3,117,523

Multi-Utilities — 0.3%
CMS Energy Corp.	15,646	$1,007,446
Dominion Energy, Inc.	8,923	712,948
WEC Energy Group, Inc.	11,345	1,102,393

		$2,822,787

Multiline Retail — 0.1%
Kohl’s Corp.	25,641	$1,504,101

		$1,504,101

Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	43,582	$871,640
Chevron Corp.	32,932	3,394,301
Devon Energy Corp.	39,526	924,118
EOG Resources, Inc.	27,724	2,041,595
Exxon Mobil Corp.	53,967	3,089,071
HollyFrontier Corp.	39,132	1,369,620
Kinder Morgan, Inc.	53,693	915,466
Marathon Oil Corp.	122,678	1,381,354
ONEOK, Inc.	23,516	1,230,828

		$15,217,993

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	43,042	$2,686,682
Eli Lilly & Co.	15,663	2,862,727
Johnson & Johnson	47,787	7,776,378
Merck & Co., Inc.	40,841	3,042,654
Pfizer, Inc.	56,774	2,194,315

		$18,562,756

Security	Shares	Value
Professional Services — 0.3%
Jacobs Engineering Group, Inc.	13,603	$1,817,497
Verisk Analytics, Inc.	8,190	1,541,358

		$3,358,855

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	9,364	$1,598,529
Union Pacific Corp.	17,714	3,934,102

		$5,532,631

Semiconductors & Semiconductor Equipment — 2.7%
Broadcom, Inc.	9,769	$4,456,618
Intel Corp.	60,009	3,452,318
KLA Corp.	9,319	2,938,747
Lam Research Corp.	1,072	665,122
NVIDIA Corp.	12,034	7,224,973
Qorvo, Inc.(1)	9,050	1,702,938
QUALCOMM, Inc.	23,952	3,324,538
Teradyne, Inc.	4,481	560,483
Texas Instruments, Inc.	23,320	4,209,493

		$28,535,230

Software — 4.6%
Adobe, Inc.(1)	10,694	$5,436,188
Intuit, Inc.	6,767	2,789,087
Microsoft Corp.	125,847	31,736,096
Oracle Corp.	46,536	3,526,963
salesforce.com, inc.(1)	19,480	4,486,634

		$47,974,968

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	6,488	$1,298,638
Home Depot, Inc. (The)	20,158	6,524,540
L Brands, Inc.(1)	26,068	1,717,881
Lowe’s Cos., Inc.	12,417	2,436,837
Ross Stores, Inc.	7,682	1,005,881

		$12,983,777

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	254,495	$33,455,913
Western Digital Corp.(1)	16,191	1,143,570
Xerox Holdings Corp.	20,610	497,525

		$35,097,008

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	22,621	$2,999,997
Ralph Lauren Corp., Class A	4,902	653,387
Under Armour, Inc., Class A(1)	24,807	603,058
Under Armour, Inc., Class C(1)	25,637	510,433

		$4,766,875

Tobacco — 0.4%
Philip Morris International, Inc.	39,140	$3,718,300

		$3,718,300

Trading Companies & Distributors — 0.2%
Fastenal Co.	21,371	$1,117,276
W.W. Grainger, Inc.	2,520	1,092,521

		$2,209,797

Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$828,931

		$828,931

Total Common Stocks (identified cost $305,383,795)		$537,467,458

Short-Term Investments — 48.6%

U.S. Treasury Obligations — 47.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 5/20/21	$30,988	$30,987,927
0.00%, 6/17/21(3)	42,000	41,999,606
0.00%, 8/12/21(3)	109,700	109,696,538
0.00%, 9/9/21	49,160	49,157,358
0.00%, 10/7/21	33,050	33,047,838
0.00%, 12/2/21	49,000	48,994,202
0.00%, 12/30/21	27,000	26,994,803

		$340,878,272

U.S. Treasury Notes:
1.375%, 1/31/22(2)	$20,100	$20,299,371
1.75%, 11/30/21	18,000	18,178,236
1.75%, 2/28/22	8,000	8,112,544
1.875%, 2/28/22	8,000	8,120,669
2.125%, 12/31/21	17,400	17,639,054
2.25%, 4/15/22(2)	20,800	21,237,509
2.375%, 3/15/22	35,500	36,215,901
2.625%, 5/15/21	16,000	16,013,761
2.75%, 8/15/21	7,750	7,810,327

		$153,627,372

Total U.S. Treasury Obligations (identified cost $494,377,568)		$494,505,644

Other — 1.1%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	10,002,305	$10,002,305
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(5)	1,532,475	1,532,475

Total Other (identified cost $11,534,780)		$11,534,780

Total Short-Term Investments (identified cost $505,912,348)		$506,040,424

Total Investments — 100.3% (identified cost $811,296,143)		$1,043,507,882

Total Written Options — (0.2)% (premiums received $3,184,306)		$(2,050,007)

Other Assets, Less Liabilities — (0.1)%		$(1,063,012)

Net Assets — 100.0%		$1,040,394,863

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at April 30, 2021. The aggregate market value of securities on loan at April 30, 2021 was $6,940,912 and the total market value of the collateral received by the Fund was $7,116,100, comprised of cash of $1,532,475 and U.S. government and/or agencies securities of $5,583,625.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

(5)	Represents investment of cash collateral received in connection with securities lending.

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	95	$39,721,115	$4,240	5/3/21	$(6,413)
S&P 500 Index	100	41,811,700	4,200	5/5/21	(161,000)
S&P 500 Index	108	45,156,636	4,245	5/5/21	(28,350)
S&P 500 Index	108	45,156,636	4,235	5/7/21	(67,932)
S&P 500 Index	105	43,902,285	4,240	5/7/21	(63,000)
S&P 500 Index	100	41,811,700	4,250	5/10/21	(61,000)
S&P 500 Index	108	45,156,636	4,270	5/12/21	(59,940)
S&P 500 Index	107	44,738,519	4,295	5/14/21	(46,010)
S&P 500 Index	105	43,902,285	4,270	5/19/21	(138,600)
S&P 500 Index	105	43,902,285	4,300	5/24/21	(113,925)
S&P 500 Index	108	45,156,636	4,300	5/28/21	(160,812)

Total					$(906,982)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	102	$42,647,934	$4,125	5/3/21	$(15,300)
S&P 500 Index	108	45,156,636	4,125	5/5/21	(65,880)
S&P 500 Index	105	43,902,285	4,045	5/7/21	(36,750)
S&P 500 Index	100	41,811,700	4,110	5/7/21	(111,900)
S&P 500 Index	105	43,902,285	3,960	5/10/21	(25,725)
S&P 500 Index	108	45,156,636	4,090	5/12/21	(155,520)
S&P 500 Index	107	44,738,519	4,025	5/14/21	(123,050)
S&P 500 Index	105	43,902,285	3,980	5/19/21	(140,700)
S&P 500 Index	105	43,902,285	4,000	5/24/21	(216,300)
S&P 500 Index	100	41,811,700	3,980	5/28/21	(251,900)

Total					$(1,143,025)

At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $10,002,305, which represents 1.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,138,768	$81,721,906	$(76,858,369)	$—	$—	$10,002,305	$3,521	10,002,305

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$537,467,458 *	$—	$—	$537,467,458
Short-Term Investments —
U.S. Treasury Obligations	—	494,505,644	—	494,505,644
Other	1,532,475	10,002,305	—	11,534,780
Total Investments	$538,999,933	$504,507,949	$—	$1,043,507,882

Liability Description
Written Call Options	$(906,982)	$—	$—	$(906,982)
Written Put Options	(1,143,025)	—	—	(1,143,025)
Total	$(2,050,007)	$—	$—	$(2,050,007)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.